Agreements and Related Party Transactions - Schedule of Shareholder Servicing and Distribution Fees (Details) - Distribution and Servicing Plan - Related Party	Apr. 04, 2023
Class S Shares
Related Party Transaction [Line Items]
Shareholder servicing and distribution fees, percentage of net asset value	0.85%
Class D Shares
Related Party Transaction [Line Items]
Shareholder servicing and distribution fees, percentage of net asset value	0.25%